September 24, 2007

VIA EDGAR

Securities and Exchange Commission

100 F. Street, NE

Washington, D.C. 20549

Re:	Separate Account VUL-A
Legacy Builder Plus/Inheritance Builder Plus
File No. 811-09115, CIK 0001074342
Rule 30b2-1 Filing

Commissioners:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VUL-A, a unit investment trust registered under the Act, recently mailed to its policyholders the semi-annual reports dated June 30, 2007 for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1, the following semi-annual reports were filed on Form N-CSRS with the Commission via EDGAR on the dates indicated:

AEGON/Transamerica Series Trust (CIK: 0000778207) (File No. 811-04419) filed August 31, 2007

AIM Variable Insurance Funds - Series 1 Shares (CIK: 0000896435) (File No. 811-07452) filed August 23, 2007

Dreyfus Stock Index Fund - Initial Class (CIK 0000846800) (File No. 811-05719) filed August 16, 2007

Dreyfus Variable Investment Fund (CIK: 0000813383) (File No. 811-05125) filed August 16, 2007

MFS® Variable Insurance Trust(SM) (CIK: 0000918571) (File No. 811-08326) filed August 23, 2007

Oppenheimer Variable Account Funds (CIK: 0000752737) (File No. 811-08326) filed August 28, 2007

Variable Insurance Products Fund (CIK: 0000356494) File No. 811-03329) filed August 29, 2007

To the extent necessary, these filing are incorporated herein by reference. If you have any questions regarding this filing, please contact me at (727) 299-1830 or Gayle Morden at (727) 299-1747.

Very truly yours,

/s/ Arthur D. Woods

Arthur D. Woods

Vice President and Counsel

cc: Priscilla Hechler

Gayle A. Morden